Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of Fair Value of Financial Instruments	Fair value of financial instruments is as follows:
	December 31, 2017		December 31, 2016
	Fair Value	Input Level	Fair Value	Input Level

Derivative liability –Notes & Warrants	$-	Level 3	$93,206	Level 3

Schedule of Derivative Liability Measured at Fair Value On a Recurring Basis Using Significant Unobservable Input

The following table presents a reconciliation of the derivative liability measured at fair value on a recurring basis using significant unobservable input (Level 3):

Notes & Warrants
Balance December 31, 2016	$93,206
Change in fair value	186,908
Write-off of derivative	(280,114)
Balance December 31, 2017	$-